Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance: Compensation Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, refer to
Compensation Discussion and Analysis
section of this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realize
d by our NEO, inc
luding with respect to, PSUs, RSUs and stock options.
Refer t
o the
Executive Compensation Tables
section in this proxy statement for more information.
The following table sets forth the compensation for our principle executive officer (PEO) and the average compensation for our other NEO, each as reported in the Summary Compensation Table and with certain adjustments to reflect “compensation actually paid” (as defined by SEC rules). The table also provides information with respect to the Company’s cumulative total shareholder return (TSR), peer group cumulative TSR, Net Income, and the Company’s selected performance measures, Adjusted EBITDA.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company- selected Measure: Adjusted EBITDA ($M)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2022	$7,539,057	$3,414,864	$2,316,786	$1,420,354	$369.15	$133.50	$102.50	$218.3

2021	$7,636,211	$29,596,624	$2,352,859	$7,262,828	$450.24	$151.11	$145.90	$294.8

2020	$4,696,183	$8,974,586	$1,402,265	$2,242,220	$162.08	$111.42	$(25.90)	$173.4

(1)	The PEO Summary Compensation Table to “compensation actually paid” is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022

Summary Compensation Table Value	$4,696,183	$7,636,211	$7,539,057

Subtract Pension Value	($60,237)	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($2,167,772)	($4,952,391)	($4,103,488)

Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$4,290,627	$9,526,994	$5,448,529

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$467,993	$6,049,587	($4,223,365)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$1,747,792	$11,336,222	($1,245,869)

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0

Compensation Actually Paid	$8,974,586	$29,596,624	$3,414,864

(2)	Daniel Leib was PEO for each of the years 2020, 2021 and 2022.

(3)	The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022

Summary Compensation Table Value	$1,402,265	$2,352,859	$2,316,786

Subtract Pension Value	($58,523)	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($404,998)	($1,202,335)	($1,073,984)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$82,495	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$793,763	$2,264,488	$1,425,953

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$117,890	$1,177,695	($954,095)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$391,823	$2,587,627	($294,306)

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0

Compensation Actually Paid	$2,242,220	$7,262,828	$1,420,354

(4)	The following non-PEO named executives officers are included in the calculations above:

2022: David Gardella, Craig Clay, Eric Johnson, Jennifer Reiners

2021: David Gardella, Craig Clay, Eric Johnson, Jennifer Reiners

2020: Thomas Juhase, David Gardella, Jennifer Reiners, K ami Turn er

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2020, 2021, and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The following
non-PEO
named executives officers are included in the calculations above:
2022: David Gardella, Craig Clay, Eric Johnson, Jennifer Reiners

2021: David Gardella, Craig Clay, Eric Johnson, Jennifer Reiners

2020: Thomas Juhase, David Gardella, Jennifer Reiners, K ami Turn er

Peer Group Issuers, Footnote [Text Block]	Represents cumulative TSR for the S&P Composite 1500 Diversified Financial Index (“Peer Group TSR”)
PEO Total Compensation Amount	$ 7,539,057	$ 7,636,211	$ 4,696,183
PEO Actually Paid Compensation Amount	$ 3,414,864	29,596,624	8,974,586
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	The PEO Summary Compensation Table to “compensation actually paid” is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022

Summary Compensation Table Value	$4,696,183	$7,636,211	$7,539,057

Subtract Pension Value	($60,237)	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($2,167,772)	($4,952,391)	($4,103,488)

Add Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$0	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$4,290,627	$9,526,994	$5,448,529

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$467,993	$6,049,587	($4,223,365)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$1,747,792	$11,336,222	($1,245,869)

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0

Compensation Actually Paid	$8,974,586	$29,596,624	$3,414,864

Non-PEO NEO Average Total Compensation Amount	$ 2,316,786	2,352,859	1,402,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,420,354	7,262,828	2,242,220
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The average non-PEO named executive officers Summary Compensation Table to compensation actually paid is reconciled in the following table in accordance with the SEC rules:

	2020	2021	2022

Summary Compensation Table Value	$1,402,265	$2,352,859	$2,316,786

Subtract Pension Value	($58,523)	$0	$0

Subtract grant date fair value of equity awards as reported in the Summary Compensation Table	($404,998)	($1,202,335)	($1,073,984)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0

Add fair value of equity compensation granted and vested in current year—value on vesting date	$0	$82,495	$0

Add fair value of equity compensation granted in current year—value at end of year-end	$793,763	$2,264,488	$1,425,953

Add change as of the vesting date in fair value of awards from prior years that vested in the covered fiscal year	$117,890	$1,177,695	($954,095)

Add change in fair value of outstanding unvested awards from prior years that were outstanding as of the end of the covered fiscal year	$391,823	$2,587,627	($294,306)

Add dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0

Compensation Actually Paid	$2,242,220	$7,262,828	$1,420,354

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

Non-GAAP Adjusted EBITDA

Software Sales/ Software Sales Growth

Non-GAAP EBITDA Margin

Total Shareholder Return Amount	$ 369.15	450.24	162.08
Peer Group Total Shareholder Return Amount	133.5	151.11	111.42
Net Income (Loss)	$ 102,500,000	$ 145,900,000	$ (25,900,000)
Company Selected Measure Amount	218.3	294.8	173.4
PEO Name	Daniel Leib
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Software Sales/ Software Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EBITDA Margin
PEO [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (60,237)
PEO [Member] | Grant Date Fair Value Of Equity Awards As Reported In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,103,488)	(4,952,391)	(2,167,772)
PEO [Member] | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Equity Compensation Granted And Vested In Current Year Value On Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Equity Compensation Granted In Current Year Value At End Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,448,529	9,526,994	4,290,627
PEO [Member] | Change As Of The Vesting Date In Fair Value Of Awards From Prior Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,223,365)	6,049,587	467,993
PEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years That Were Outstanding As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,245,869)	11,336,222	1,747,792
PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(58,523)
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards As Reported In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,073,984)	(1,202,335)	(404,998)
Non-PEO NEO [Member] | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Equity Compensation Granted And Vested In Current Year Value On Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	82,495	0
Non-PEO NEO [Member] | Fair Value Of Equity Compensation Granted In Current Year Value At End Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,425,953	2,264,488	793,763
Non-PEO NEO [Member] | Change As Of The Vesting Date In Fair Value Of Awards From Prior Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(954,095)	1,177,695	117,890
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years That Were Outstanding As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(294,306)	2,587,627	391,823
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Options Awards In The Covered Fiscal Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0